Summary of Significant Accounting Policies - Principles of Consolidation and Research and Development (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies
Maturity period of cash equivalents						90 days
Research and Development
Research and development expense		$ 5	$ 6	$ 11	$ 11	$ 21	$ 24	$ 33
EchoStar | Satellite and Tracking Stock Transaction
Significant accounting policies
Preferred tracking stock issued by related party	6,290,499
HSSC | Satellite and Tracking Stock Transaction
Significant accounting policies
Preferred tracking stock issued by related party	81.128
Minimum
Marketable Investment Securities
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary						6 months
Length of time an investment has been in a continuous loss position in which the decline in value is considered other-than-temporary						9 months
Property and Equipment
Useful life of property and equipment						2 years
Business Combinations
Amortization of finite lived intangible assets useful life						5 years
Maximum
Marketable Investment Securities
Length of time an investment has been in a continuous loss position in which the decline in value is considered as temporary						6 months
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary						9 months
Property and Equipment
Useful life of property and equipment						40 years
Business Combinations
Amortization of finite lived intangible assets useful life						20 years
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period						10 years
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred				1 year		1 year
Sling TV Holding | EchoStar
Significant accounting policies
Ownership percentage owned by noncontrolling owners	10.00%